Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives) (Details) (USD $)	12 Months Ended			93 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Severance and other employee related costs	$ 2,641,000	$ 3,691,000	$ 22,897,000	$ 107,025,000
Facility consolidation costs	4,696,000	131,000	46,000	45,523,000
Other exit costs, professional fees, and other	0	0	111,000	19,165,000
Other restructuring and repositioning expense:
Loan portfolio divestiture				7,672,000
Mortgage banking (income)/ expense on servicing sales	(553,000)	2,192,000	2,635,000	25,449,000
(Gains)/losses on divestitures	0	(1,000,000)	(865,000)	(718,000)
Impairment of premises and equipment	222,000	385,000	22,000	23,004,000
Impairment of intangible assets				48,231,000
Impairment of other assets	0	0	12,000	40,504,000
Other	0	(96,000)	0	7,478,000
Total restructuring and repositioning charges	$ 7,006,000	$ 5,303,000	$ 24,858,000	$ 323,333,000